CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Common stock	Additional paid-in capital	Treasury shares	Accumulated Other Comprehensive Income (loss)	Accumulated deficit	Non-controlling interests
Balance at Dec. 31, 2012		$ 118,439	$ 547	$ 210,047	$ (9,423)	$ (4,870)	$ (78,697)	$ 835
Balance (in shares) at Dec. 31, 2012			38,679,505
Stock-based compensation		933	$ 0	933	0	0	0	0
Issuance of shares upon public offering, net		37,791	$ 87	37,704	0	0	0	0
Issuance of shares upon public offering, net (in shares)			6,497,400
Distribution of dividend		(5,802)	$ 0	(5,802)	0	0	0	0
Employee stock options exercised (cash and cashless)		1,689	$ 11	1,678	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			815,564
Warrants exercised (cashless)		0	$ 0	0	0	0	0	0
Warrants exercised (cashless) (in shares)			22,513
Dividend to non-controlling interests		(157)	$ 0	0	0	0	0	(157)
Other comprehensive income (loss)		5,923	0	0	0	5,952	0	(29)
Net income		11,592	0	0	0	0	11,604	(12)
Balance at Dec. 31, 2013		170,408	$ 645	244,560	(9,423)	1,082	(67,093)	637
Balance (in shares) at Dec. 31, 2013			46,014,982
Stock-based compensation		1,067	$ 0	1,067	0	0	0	0
Employee stock options exercised (cash and cashless)		1,569	$ 17	1,552	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			1,225,368
Warrants exercised (cashless)		0	$ 5	(5)	0	0	0	0
Warrants exercised (cashless) (in shares)			438,961
Dividend to non-controlling interests		(106)	$ 0	0	0	0	0	(106)
Other comprehensive income (loss)		(11,336)	0	0	0	(11,363)	0	27
Net income		14,594	0	0	0	0	14,463	131
Balance at Dec. 31, 2014		176,196	$ 667	247,174	(9,423)	(10,281)	(52,630)	689
Balance (in shares) at Dec. 31, 2014			47,679,311
Adjustment for acquisition under common control		2,097	$ 0	2,097	0	0	0	0
Balance at Dec. 31, 2014	[1]	178,293	$ 667	249,271	(9,423)	(10,281)	(52,630)	689
Balance (in shares) at Dec. 31, 2014	[1]		47,679,311
Stock-based compensation		1,349	$ 0	1,153	0	0	0	196
Distribution of dividend		(7,186)	0	(7,186)	0	0	0	0
Employee stock options exercised (cash and cashless)		1,568	$ 11	1,557	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)			1,080,470
Dividend to non-controlling interests		(77)	$ 0	0	0	0	0	(77)
Other comprehensive income (loss)		(1,399)	0	0	0	(1,398)	0	(1)
Adjustment to redeemable non-controlling interest		(224)	0	0	0	0	(224)	0
Distribution to ultimate parent for a business acquisition under common control		(10,815)	0	(10,815)	0	0	0	0
Net income		20,300	0	0	0	0	20,240	60
Balance at Dec. 31, 2015		$ 181,809	$ 678	$ 233,980	$ (9,423)	$ (11,679)	$ (32,614)	$ 867
Balance (in shares) at Dec. 31, 2015			48,759,781

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).